Basis for the presentation of the consolidated financial statements and applicable accounting standard (Policies)	12 Months Ended
Dec. 31, 2025
Basis for the presentation of the consolidated financial statements and applicable accounting standard [Abstract]
Basis for preparation
2.1. Basis for preparation
2.1.1. Applicable accounting standards
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS” or “IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”) (“IFRS-IASB”).
The consolidated financial statements for the year ended December 31, 2025, were authorized for issue on April 9, 2025.
2.1.2. Figures stated in thousands of pesos
Amounts in these consolidated financial statements are presented in thousands of Argentine pesos in terms of purchasing power as of December 31, 2025 and are rounded to the nearest amount in thousands of pesos.
It should also be noted that the Entity and its subsidiaries, consider the Argentine peso as their functional and presentation currency.
2.1.3. Presentation of Statement of Financial Position
The Entity presents its Statement of Financial Position in order of liquidity.
Financial assets and financial liabilities are generally reported in gross figures in the Statement of Financial Position. They are offset and reported on a net basis only if there is a legal and unconditional right to offset them and Management has the intention to settle them on a net basis or to realize assets and settle liabilities simultaneously.
These consolidated financial statements were prepared on historical cost basis (see note 2.1.5. Measuring unit), except for certain financial instruments which were valued at Fair value through Other Comprehensive Income (OCI) or at Fair Value through Profit or Loss. In addition, assets and liabilities of derivatives and assumed in the Business combination (see Note 2.2.) were valued at Fair Value through profit or loss.
2.1.4. Comparative information
The Statement of Financial Position as of December 31, 2025 is comparatively presented with data as of prior year-end, while the Statements of Profit or Loss, Comprehensive Income, Changes in Equity, and Cash Flows, are comparatively presented with data for the years ended December 31, 2024 and 2023.
The figures of comparative information have been restated in order to consider the changes in the general purchasing power of the currency and, as a result, are stated in the measuring unit current as of the end of the reporting period (see “Measuring unit” below).
2.1.5. Measuring unit
These consolidated financial statements as of and for the year ended December 31, 2025 have been restated to be expressed in terms of the measuring unit current as of that date, in accordance with IAS 29 “Financial Reporting in Hyperinflationary Economies”.
According to IFRS Accounting Standards, the restatement of financial statements is needed when the functional currency is the currency of a hyperinflationary economy. To achieve consistency in identifying an economic environment of that nature, IAS 29 establishes (i) certain non-exclusive qualitative indicators consisting of analyzing general population behavior, prices, interest rates and salaries in view of the evolution of price indexes and the loss of purchasing power of the currency, and (ii) as a quantitative characteristic, which is the most considered condition in practice, to test whether the cumulative inflation rate in three years approaches or exceeds 100%.
Due to several macroeconomic factors, three-year inflation was above this figure, while the national government’s targets and other available projections indicate that this trend will not be reversed in the short term. The Argentine economy is considered to be hyperinflationary as from July 1, 2018.
Such restatement should be made as if the economy had always been hyperinflationary, using a general price index that reflects the changes in the purchasing power of the currency. In order to make such restatement, a series of indexes are prepared and published on a monthly basis by the Argentine Federation of Professional Councils of Economic Sciences (FACPCE, as per its Spanish acronym), which combine the domestic consumer price index (CPI) published by the National Institute of Statistics and Census (INDEC, as per its Spanish acronym) as from January 2017 (base month: December 2016) with the domestic wholesale price index (IPIM, as per its Spanish acronym) published by INDEC until such date, computing for November and December 2015, for which the INDEC did not published any information on the variation of the IPIM, the variation of the CPI in the City of Buenos Aires.
Considering the index referred above, inflation for the fiscal years ended December 31, 2025, 2024 and 2023 was 31.55%, 117.76% and 211.41%, respectively.
Below is a description of the main impacts of applying IAS 29 and the restatement process of financial statements:
a)Description of the main aspects of the statement of financial position restatement process:
i.Monetary items (those with a fixed nominal value in local currency) are not restated, as they are already expressed in the measuring unit current as of the end of the reporting period. In an inflationary period, holding monetary assets generates a loss of purchasing power and holding monetary liabilities generates a gain in purchasing power, provided that such items are not subject to an adjustment mechanism that offsets these effects to some extent. Gain or loss on net monetary position is included in profit (loss) for the reporting period.
ii.Assets and liabilities subject to adjustments pursuant to specific agreements are adjusted according to such agreements.
iii.Non-monetary items measured at their current values at the end of the reporting period are not restated for their presentation in the statement of financial position, but the adjustment process must be completed in order to determine in terms of constant measuring unit, the gain or loss generated for holding those non-monetary items.
iv.Non-monetary items measured at historical cost or at a current value as of a date prior to the end of the reporting period are restated at indexes that reflect the variation occurred in the general price index level as from the date of acquisition or restatement until the closing date, and then the restated amounts of said assets are compared with the relevant recoverable values. Profit (loss) for the period from depreciation of property and equipment and amortization of intangible assets, as well as any other consumption of non-monetary assets are determined on the basis of the new restated amounts.
v.The restatement of non-monetary assets in terms of a measuring unit current at the end of the reporting period without an equivalent adjustment for tax purposes results in a taxable temporary difference and the recognition of deferred tax liabilities, whose balancing entry is recognized in profit or loss for the period.
b)Description of the main aspects of the statements of profit and loss and other comprehensive income restatement process:
i.Expenses and income are restated as from the date of their booking, except for those profit or loss items that reflect or include in their determination the consumption of assets in purchasing power currency of a date prior to the booking of the consumption, which are restated taking as basis the date of origination of the asset with which the item is related; and also except for income or loss arising from comparing two measurements expressed in purchasing power currency of different dates, for which it is necessary to identify the amounts compared, restate them separately, and make the comparison again, but with the amounts already restated.
ii.Gain or loss on net monetary position will be classified according to the item that originated it, and is presented in a separate line reflecting the effect of inflation on monetary items.
c)Description of the main aspects of the statement of changes in shareholders’ equity restatement process:
i.As of the transition date (January 1, 2017) the Entity has applied the following procedures:
a)Equity items, except for those stated below, are restated as from the date on which they were subscribed for or paid-in.
b)Reserves, including the reserve for first time application of IFRS Accounting Standards, were maintained at their nominal value as of the transition date (non-restated legal amount).
c)Restated unappropriated retained earnings are determined according to the difference between restated net assets as of the transition date and the rest of the components of initial equity restated as described above.
d)Balances of other accumulated comprehensive income were restated as of the transition date.
ii.After the restatement as of the transition date stated in (i) above, all the shareholders’ equity components are restated by applying the general price index from the beginning of the fiscal year and each variation of those components is restated from the date of contribution or from the moment such variation occurred by other means, restating the balances of other accumulated comprehensive income according to the items that give rise to it.
d)Description of the main aspects of the statement of cash flows restatement process:
i.All items are restated in terms of the measuring unit current as of the end of the reporting period.
ii.Monetary gain or loss on the components of cash and cash equivalents are disclosed in the statement of cash flows after operating, investing and financing activities, in a separate line and independent from them, under “Inflation effect on cash and cash equivalents”.

Basis for consolidation
2.2. Basis for consolidation
The consolidated financial statements comprise the Entity’s and its subsidiaries’ financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023.
Subsidiaries are all entities controlled by the Bank. The Bank controls an entity when it is exposed to, or has rights to, variable returns from its continued involvement with the entity and has the ability to manage the operating and financial policies of that entity, in order to affect those returns.
This is generally observed in the case of an ownership interest representing more than 50% of the voting shares of an entity.
However, under particular circumstances, the Entity may exercise control with an ownership interest below 50% or may not exercise control even with an ownership interest above 50% in the voting shares of an investee.
When assessing if the Entity has control over an investee and therefore, whether it controls the variability of its returns, the Entity considers all the relevant events and circumstances, including:
•The purpose and design of the investee.
•The relevant activities, the decision-making process on these activities and whether the Entity and its subsidiaries can manage those activities.
•Contractual agreements such as call options, put options and settlement rights.
•If the Entity and its subsidiaries are exposed to, or entitled to, variable returns arising from their interest in the investee, and are empowered to affect their variability.
Subsidiaries are fully consolidated as from the date on which effective control thereof is transferred to the Entity and they are no longer consolidated as from the date on which such control ceases. These consolidated financial statements include the Entity’s and its subsidiaries’ assets, liabilities, profit or loss and each component of other comprehensive income. Transactions among consolidated entities are fully eliminated.
Any change in the ownership interest in a subsidiary, without loss of control, is booked as an equity transaction. Conversely, if the Entity loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other equity components, while any resulting gain or loss is recognized in profit or loss, and any retained investment is recognized at fair value at the date of the loss of control.
The financial statements of subsidiaries have been prepared as of the same date and for the same accounting periods as those of the Entity, using accounting policies consistent with those applied by the Entity. If necessary, relevant adjustments are made to the financial statements of subsidiaries so that the accounting policies used by the Group are uniform.
Besides, non-controlling interests represent the portion of profit or loss and shareholders’ equity that does not belong, either directly or indirectly, to the Entity. Non-controlling interests are exposed in these financial statements in a separate line in the Statements of Financial Position, of Profit or Loss, of Comprehensive Income and of Changes in Equity.
As of December 31, 2025, and 2024 and for the years ended December 31, 2025, 2024 and 2023, the Entity has consolidated its financial statements with the financial statements of the following companies, except for FCA Compañia Financiera S.A. that it is consolidated with the Entity as of December 31, 2025:

Subsidiaries	Registered Office	Province	Country	Main Business Activity
Volkswagen Financial Services Cía. Financiera S.A.	Av. Córdoba 111, 30th floor	City of Buenos Aires	Argentina	Financing
PSA Finance Arg. Cía. Financiera S.A.	Carlos María Della Paolera 265, 22nd floor	City of Buenos Aires	Argentina	Financing
FCA Compañía Financiera S.A. (1)	Carlos María Della Paolera 265, 22nd floor	City of Buenos Aires	Argentina	Financing
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Av. Córdoba 111, 22nd floor	City of Buenos Aires	Argentina	Retirement and Pension Fund Manager
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión.	Av. Córdoba 111, 30th floor	City of Buenos Aires	Argentina	Mutual Funds Management
(1)Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (“Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)”): a corporation incorporated under the laws of Argentina undergoing liquidation proceedings. On December 4, 2008, Law No. 26,425 was enacted, providing for the elimination and replacement of the capitalization regime that was part of the Integrated Retirement and Pension System, with a single pay-as-you go system named the Argentine Integrated Retirement and Pensions System (SIPA). Consequently, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) ceased to manage the resources that were part of the individual capitalization accounts of affiliates and beneficiaries of the capitalization regime of the Integrated Retirement and Pension System, which were transferred to the Guarantee Fund for the Sustainability of the Argentine Retirement and Pension Regime as they were already invested, and the Argentine Social Security Office (ANSES, as per its Spanish acronym) is now the sole and exclusive owner of those assets and rights. Likewise, on October 29, 2009, the ANSES issued Resolution 290/2009, whereby retirement and pension fund managers interested in reconverting their corporate purpose to manage the funds for voluntary contributions and deposits held by participants in their capitalization accounts had 30 business days to express their intention to that end. On December 28, 2009, based on the foregoing and taking into consideration that it is impossible for Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) to comply with the corporate purpose for which it was incorporated, it was resolved, at a Unanimous General and Extraordinary Shareholders’ Meeting to approve the dissolution and subsequent liquidation of that company effective as of December 31, 2009.
On December 7, 2010, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) filed a lawsuit for damages against the Argentine government under case No. 40.437/2010. The lawsuit was ratified by BBVA Banco Francés in its capacity as the Company’s majority shareholder. On July 1, 2021, a decision rejecting the claim was issued. On August 9, 2022, Room I of the Federal Court of Appeals in Contentious and Administrative Matters ratified the trial court decision. On August 25, 2022, a federal extraordinary appeal was filed against the abovementioned resolution, which was partially accepted in regard to the federal issue at stake and rejected the request concerning the grounds of arbitrariness through the court decision dated September 15, 2022. Considering the partial rejection, an appeal was filed with the Argentine Supreme Court of Justice on September 21, 2022. The Attorney General of the Nation has been notified and issued two non-binding opinions recommending to the Supreme Court of Justice of the Nation the rejection of the appeals filed by Consolidar AFJP S.A. As of the date of issuance of these financial statements, neither the outcome of the legal process referred to above nor the final assessment of the case by the Argentine Supreme Court of Justice can be estimated. Similarly, in the hypothetical event of a rejection, all or part of the legal costs may be imposed on Consolidar AFJP S.A. (undergoing liquidation proceedings) and the assets of such entity were insufficient to bear them, the Bank would bear these expenses, reserving the right to recover the proportional part related to the remaining shareholder.
As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023, the Entity’s interest in its consolidated companies was as follows, except for FCA Compañia Financiera S.A. that it is consolidated with the Entity as of December 31, 2025:

Subsidiaries	Shares		Interest held by the Entity		Non-controlling Interests
	Type	Number	% of Total Shares	% of Total Votes	% of Total Shares	% of Total Votes
Volkswagen Financial Services Cía. Financiera S.A.	Common	897,000,000	51.00%	51.00%	49.00%	49.00%
PSA Finance Arg. Cía. Financiera S.A. (1)	Common	52,178	50.00%	50.00%	50.00%	50.00%
FCA Compañía Financiera S.A. (1)	Common	721,431,000	50.00%	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (2)	Common	235,738,503	53.89%	53.89%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión.	Common	242,524	100.00%	100.00%	0.00%	0.00%
(1)According to the Shareholders’ Agreement, the Bank controls the entity because it is exposed, or has rights, to variable returns from its continued involvement with the entity and has the ability to direct the relevant activities in order to affect those returns, such as financial and risk management activities, among others.
(2)On November 28, 2023, a contribution of 120,000 (432,309 in restated values) was made, which was integrated in cash. The Bank subscribed 64,667 (232,977 in restated values) and Banco Bilbao Vizcaya Argentaria S.A. (BBVA) 55,333 (199,332 in restated values).

The Entity’s and its subsidiaries’ total assets, liabilities and equity as of December 31, 2025 and 2024, are as follows:

The Entity’s and its subsidiaries’	December 31, 2025
	Assets	Liabilities	Equity attributable to owners of the Bank	Non-controlling interests	Total comprehensive (loss) income attributable to owners of the Bank	Total comprehensive (loss) income attributable to non-controlling interests
Volkswagen Financial Services Cía. Financiera S.A.	560,772,538	472,460,010	45,039,390	43,273,138	6,354,334	6,105,144
PSA Finance Arg. Cía. Financiera S.A.	356,431,344	297,794,492	29,318,426	29,318,426	11,359,648	11,359,622
FCA Compañía Financiera S.A. (1)	396,754,020	320,138,020	38,308,000	38,308,000	—	—
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)	483,808	100,328	206,657	176,823	(42,104)	(36,026)
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	127,330,747	43,546,635	83,784,112	—	43,247,670	—
The Entity	24,537,865,376	21,105,587,890	3,432,277,486	—	164,168,537	—
Eliminated	(571,246,525)	(374,589,940)	(196,656,585)	—	(60,919,548)	—
The Group	25,408,391,308	21,865,037,435	3,432,277,486	111,076,387	164,168,537	17,428,740
(1)Corresponds to the fair value of the identifiable assets and liabilities.

The Entity’s and its subsidiaries’	December 31, 2024
	Assets	Liabilities	Equity attributable to owners of the Bank	Non-controlling interests	Total comprehensive (loss) income attributable to owners of the Bank	Total comprehensive (loss) income attributable to non-controlling interests
Volkswagen Financial Services Cía. Financiera S.A.	344,083,387	268,230,337	38,685,056	37,167,994	5,597,697	5,378,177
PSA Finance Arg. Cía. Financiera S.A.	198,795,229	162,877,625	17,958,802	17,958,802	(1,360,309)	(1,360,309)
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)	554,905	93,294	248,760	212,851	(175,986)	(150,578)
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	50,788,203	10,251,981	40,536,222	—	26,227,101	—
The Entity	19,049,456,851	15,663,726,462	3,385,730,389	—	52,003,501	—
Eliminated	(279,945,505)	(182,516,665)	(97,428,840)	—	(30,288,503)	—
The Group	19,363,733,070	15,922,663,034	3,385,730,389	55,339,647	52,003,501	3,867,290

Closing of the acquisition of 50% stake in FCA Compañía Financiera S.A. and determination of the transaction price
On December 18, 2024, the Entity entered into an agreement with FIDIS S.P.A pursuant to which the Entity intends to acquire 50% of the share capital of FCA Compañía Financiera S.A. (hereinafter, “FCA CF”).
FCA CF is a financial company authorized by the Board of Directors of the Central Bank of the Argentine Republic through Resolution No. 432, dated September 16, 1999. It is part of the global Stellantis automotive group, and its main activity is providing financing to private, non‑financial‑sector residents for the purchase of vehicles of Fiat, Jeep and RAM brands, which are produced and/or marketed by FCA Automobiles Argentina S.A.
On November 5, 2025, the BCRA issued the resolution whereby it decided not to raise any objections, under Section 15 of Financial Institutions Law No. 21,526, to the shareholding change to take place in FCA Compañía Financiera S.A., pursuant to which the Bank and Stellantis Financial Services Europe will each become shareholders holding a 50% (fifty percent) interest in the share capital and voting rights of FCA CF, once the closing of the transaction occurs, involving the effective transfer of 100% of the share capital of FCA CF from Fidis S.p.A. and FCA Automobiles Argentina S.A. to the new shareholders.
Furthermore, on November 6, 2025, the Secretariat of Industry and Commerce, based on the recommendation issued by the National Antitrust Commission, authorized the economic concentration transaction consisting of the acquisition of joint control over FCA Compañía Financiera S.A. by the new shareholders, pursuant to the provisions of Section 14 a) of Law No. 27,442.
On December 10, 2025, the closing of the transaction took place, through which BBVA Argentina acquired 50% of the share capital of FCA CF, following the receipt of all applicable regulatory approvals and the holding of the FCA CF Shareholders' Meeting, at which, among other matters, the amendment of the bylaws as well as changes to the Board of Directors and the Supervisory Committee were approved. This transaction allows BBVA Argentina to strengthen its customer service in the new‑car financing segment, in a market with significant potential.
Furthermore, the transaction price of the operation amounted to 37,271 million, including the adjustment determined in accordance with the applicable contractual terms and based on the financial information as of November 30, 2025, paid at the closing date and the adjustment in March 2026.
The fair values of FCA CF's assets and liabilities at the acquisition date were:

ASSETS
Cash and cash equivalents	9,246,080
Loans to customers	385,858,034
Tangible assets	634,988
Intangible assets	795,375
Other assets	219,543
396,754,020

LIABILITIES
Derivatives	148,556
Bank loans	160,466,036
Deposits from customers	25,832,464
Other financial liabilities	89,685,797
Debt securities issued	27,187,690
Income tax liabilities - Deferred	6,573,903
Income tax liabilities - Current	4,979,342
Provisions	524,954
Other liabilities	4,739,278
320,138,020

NET ASSETS AT FAIR VALUE	76,616,000

Since the amount of the net assets acquired exceeds the fair value of the price paid, including the estimated price adjustment based on available information, the Entity recorded a gain of 1,037,391, which is recorded in the item "Shared of profit or loss of entities accounted using the equity method".
The Entity has elected to measure the non-controlling interest in the acquiree at the proportion of its ownership interest in the acquiree’s identifiable net assets measured at fair value at the acquisition date.
The Entity defined the effective date of acquisition for accounting purposes as of December 31, 2025.
This decision is based on the fact that no material changes in FCA CF’s equity or results have been identified during the period between the two dates.
As a result, FCA CF has not contributed results to the consolidated operations of BBVA Argentina for the year ended December 31, 2025. If the business combination had taken place at the beginning of the fiscal year, the Bank’s profit before tax would have increased by 8,006,274 after considering the non-controlling interest. In addition, in the group’s consolidated financial statements the interest income would have increased by 93,092,849.
As of December 31, 2025 the contractual cash-flows of the “Loans to customers” amounted to 361,278,740 and the related allowances was 4,000,942.
The Board of Directors of the Entity considers that there are no other companies or structured entities that should be included in the consolidated financial statements as of and for the year ended December 31, 2025.
Trusts
The Bank acts as trustee for a number of trusts. The Bank considers the purpose and design of the trust so as to identify its relevant activities, how decisions about such activities are made, who has the current ability to direct those activities, and who receives returns therefrom. In case the Bank has decision-making power over the trust, it determines whether it acts as a principal or as an agent of a third party. The Bank has concluded that it does not have control over any of these trusts.
Mutual funds
A subsidiary of the Bank acts as fund manager of 20 mutual funds. The amount of total equity under management accrued as of December 31, 2025 and 2024 amounts to 3,938,101,383 and 3,997,282,356, respectively. Determining whether the Bank controls such an mutual fund usually focuses on the assessment of the aggregate economic interests of the Bank in the fund (comprising any carried interests and expected management fees) and considers that investors have no right to remove the fund manager without cause. The Bank has concluded that it does not have control over any of these mutual funds.
Foreign currency
2.3.2. Foreign currency
Transactions in foreign currencies are translated into the respective functional currency of the Bank at the spot exchange rates published by the BCRA at the date of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate at the reporting date.
Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary assets and liabilities that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction.
Foreign currency differences arising from translation are recognized in profit or loss.
Cash and cash equivalents
2.3.3. Cash and cash equivalents
Cash and cash equivalents includes cash, bank deposits, balances with no restrictions kept with the BCRA and on-demand accounts held at domestic and foreign financial institutions that are subject to an insignificant risk of changes in their fair value which are used by the Bank in the management of its short-term commitments.
Cash and cash equivalents are carried at amortized cost in the Consolidated Statement of Financial Position.
Financial assets and liabilities
2.3.4. Financial assets and liabilities
a)Initial recognition and measurement
The Group initially recognizes loans, deposits, debt securities issued and liabilities on the date on which they are originated. All other financial instruments (including ordinary course purchases and sales of financial assets) are recognized on the trade date, which is the date when the Group becomes party to the contractual provisions of the instrument.
The Group recognizes purchases of financial instruments with the commitment to resell at a certain price as a loan granted in the line “Reverse repurchase agreements” in the Consolidated Statement of Financial Position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method.
Financial assets and financial liabilities are initially recognized at fair value. Instruments not measured at fair value through profit or loss (FVTPL) are recognized at fair value plus (in the case of assets) or minus (in the case of liabilities) the transaction costs directly attributable to the acquisition of the asset or the issuance of the liability.
The transaction price is usually the best evidence of fair value for initial recognition.
However, if the Group determines that the fair value at initial recognition is different than the consideration received or paid, when the fair value is classified as Level 1 or 2, the financial instrument is initially recognized at fair value and the difference is recognized in profit or loss. If the fair value at initial recognition is classified as Level 3, the difference between the fair value and the consideration is deferred. The Bank shall recognize that deferred profit or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability. The aforementioned difference, which mainly relates to credit card transactions, is recognized in profit or loss as "Loss on initial recognition of loans bearing below market interest rate" within "Other operating expenses" in the consolidated statement of profit or loss. Subsequently, these assets are measured at amortized cost using the effective interest rate method.
b)Classification of financial assets
On initial recognition, financial assets are classified as measured at amortized cost, fair value through Other Comprehensive Income (FVOCI) or fair value through profit or loss (FVTPL).
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
•The asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•The contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.
A financial asset is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:
•The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•The contractual terms of the financial asset give rise to cash flows that are SPPI on the principal amount outstanding.
For a financial asset measured at FVOCI, gains and losses are recognised in OCI, except for the following, which are recognised in profit or loss in the same manner as for financial assets measured at amortised cost:
•Interest revenue using the effective interest method;
•Expected credit losses (“ECL”) and reversals; and
•Foreign exchange gains and losses.
When a financial asset measured at FVOCI is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss.
On initial recognition of an equity investment that is not held for trading, the Bank may irrevocably elect to, for each individual instrument, present subsequent changes in fair value in OCI. Gains and losses on such equity instruments are never reclassified to profit or loss and no impairment is recognised in profit or loss. Dividends are recognised in profit or loss unless they clearly represent a recovery of part of the cost of the investment, in which case they are recognised in OCI. Cumulative gains and losses recognised in OCI are transferred to retained earnings on disposal of an investment.
On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVOCI or at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
All other financial assets are classified as measured at FVTPL. This category includes derivative financial instruments.
Business model assessment
The Group makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:
•The stated policies and objectives for the portfolio and the operation of those policies in practice. In particular, if Management focuses on the profit that arises from contractual interests,
•How the performance of the portfolio is evaluated and reported to the Group’s management,
•The risks that affect the performance of the business model and how those risks are managed,
•How managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•The frequency, volume and timing of sales in prior periods, the reasons for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Group’s stated objective for managing the financial assets is achieved and how cash flows are realized.
Financial assets that are held for trading and whose performance is evaluated on a fair value basis are measured at FVTPL because they are neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.
Assessment of whether contractual cash flows are SPPI
For the purpose of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs as well as profit margin. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.
In making the assessment, the Group considers:
•Contingent events that would change the amount and timing of cash flows;
•Leverage features;
•Prepayment and extension terms;
•Terms that limit the Bank’s claim to cash flows from specified assets; and
•Features that modify consideration of the time value of money (e.g. periodical reset of interest rate).
Reclassification
Financial assets are not reclassified after their initial recognition, except for a change in the Group’s business models. Financial liabilities are not reclassified.
As of December 31, 2025 and 2024, there were no changes to our business model.
c)Classification of financial liabilities
The Group classifies its financial liabilities, other than derivatives, financial guarantees and liabilities at fair value through profit or loss as measured at amortized cost.
Financial liabilities held for trading and derivative financial instruments are measured at FVTPL.
Financial liabilities held for trading have been acquired or incurred principally for the purpose of selling or repurchasing in the near term, or held as part of a portfolio that is managed together for short-term profit or position taking. Trading liabilities are initially recognised and subsequently measured at fair value in the Consolidated Statement of Financial Position, with transaction costs recognised in profit or loss. All changes in fair value are recognised as part of net trading income in profit or loss.
Financial guarantees are contracts that require the Group to make specified payments to reimburse the holder for a loss that it incurs because a specified debtor fails to make payment when it is due in accordance with the terms of a financial asset.
Financial guarantees issued are initially recognized at fair value, and subsequently are measured at the higher of this amortized amount and the present value of any expected payment to settle the liability when a payment under the contract has become probable.
The Group recognizes sales of financial instruments with the commitment of non-optional repurchase at a certain price (repos) as a financing received in the line “Repo transactions” in the Consolidated Statement of Financial Position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method and is accounted for in the line “Interest expenses” in the Consolidated Statement of Profit or Loss.
d)Measurement at amortized cost
The amortized cost of a financial asset or liability is the amount of its initial recognition less the capital reimbursements, plus or less the amortization, using the effective interest method, of any difference between the initial amount and the amount at maturity. In the case of financial assets, it also includes any impairment.
e)Modifications of financial assets and financial liabilities
i)Financial assets
If the terms of a financial asset are modified, then the Group evaluates whether the cash flows of the modified asset are substantially different.
If the cash flows are substantially different, then the contractual rights to cash flows from the original financial asset are deemed to have expired. In this case, the original financial asset is derecognised and a new financial asset is recognised at fair value plus any eligible transaction costs. Any fees received as part of the modification are accounted for as follows:
•Fees that are considered in determining the fair value of the new asset and fees that represent reimbursement of eligible transaction costs are included in the initial measurement of the asset; and
•Other fees are included in profit or loss as part of the gain or loss on derecognition.
If cash flows are modified when the borrower is in financial difficulties, then the objective of the modification is usually to maximize recovery of the original contractual terms rather than to originate a new asset with substantially different terms. If the Group plans to modify a financial asset in a way that would result in forgiveness of cash flows, then it first considers whether a portion of the asset should be written off before the modification takes place. This approach impacts the result of the quantitative evaluation and the derecognition criteria are not usually met in such cases.
If the modification of a financial asset measured at amortised cost or FVOCI does not result in derecognition of the financial asset, then the Group first recalculates the gross carrying amount of the financial asset using the original effective interest rate of the asset and recognizes the resulting adjustment as a modification gain or loss in profit or loss. For floating-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs or fees incurred and fees received as part of the modification adjust the gross carrying amount of the modified financial asset and are amortised over the remaining term of the modified financial asset.
If such a modification is carried out because of financial difficulties of the borrower, then the gain or loss is presented together with impairment losses. In other cases, it is presented as interest income calculated using the effective interest rate method.
ii)Financial liabilities
The Group derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value. The difference between the carrying amount of the financial liability derecognized and consideration paid is recognised in profit or loss. Consideration paid includes non-financial assets transferred, if any, and the assumption of liabilities, including the new modified financial liability.
If the modification of a financial liability is not accounted for as derecognition, then the amortised cost of the liability is recalculated by discounting the modified cash flows at the original effective interest rate and the resulting gain or loss is recognised in profit or loss. For floating-rate financial liabilities, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs and fees incurred are recognised as an adjustment to the carrying amount of the liability and amortised over the remaining term of the modified financial liability by re-computing the effective interest rate on the instrument.
f)Derecognition of financial assets and liabilities
i)Financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
On derecognition of a financial asset, the difference between the carrying amount of the asset (or the carrying amount allocated to the portion of the asset derecognized) and the sum of (i) the consideration received (including any new asset obtained less any new liability assumed) and (ii) any cumulative gain or loss that had been recognized in OCI is recognised in profit or loss.
Any cumulative gain/loss recognised in OCI in respect of equity investment securities designated as at FVOCI is not recognised in profit or loss on derecognition of such securities. Any interest in transferred financial assets that qualify for derecognition that is created or retained by the Group is recognised as a separate asset or liability.
The Group enters into transactions whereby it transfers assets recognised on its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets or a portion of them. In such cases, the transferred assets are not derecognized. Examples of such transactions are securities lending and sale-and-repurchase transactions.
When assets are sold to a third party with a concurrent total rate of return swap on the transferred assets, the transaction is accounted for as a secured financing transaction similar to sale-and-repurchase transactions, because the Group retains all or substantially all of the risks and rewards of ownership of such assets.
In transactions in which the Group neither retains nor transfers substantially all of the risks and rewards of ownership of a financial asset and it retains control over the asset, the Group continues to recognise the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.
In certain transactions, the Group retains the obligation to service the transferred financial asset for a fee. The transferred asset is derecognized if it meets the derecognition criteria. An asset or liability is recognised for the servicing contract if the servicing fee is more than adequate (asset) or is less than adequate (liability) for performing the servicing.
ii)Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.
g)Impairment of financial assets
The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value with changes in other comprehensive income, except for investments in equity instruments. Likewise, all the financial instruments valued at fair value through profit and loss are excluded from the impairment model.
The standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions with no significant increase in credit risk since their initial recognition and not impaired for which a 12-month ECL is recognised (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition but which are not credit-impaired (Stage 2) for which a lifetime ECL is recognised; and the third category which is for impaired financial assets where one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred (Stage 3).
The calculation of the allowances for credit risk in each of these three categories are done differently following concepts of expected loss:
•Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements, applicable for financial assets classified as Stage 1; and
•Lifetime Expected Credit Losses of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument, applicable for financial assets classified as Stage 2 and 3.
All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis.
The Group has applied the following definitions in accordance with IFRS 9:
Definition of Default
It will be consider that a default can occur when one or both of the following conditions are met:
a) Objective Default: the obligor has material past due balances for more than 90 consecutive days with respect to any credit obligation. Materiality is defined by an absolute threshold (maximum amount of the sum of all past due amounts fixed in local currency at 30 thousand pesos for retail portfolios and 151 thousand pesos for wholesale portfolios) and a relative threshold (percentage reflecting the past due amount in relation to the total amount of all exposures to the obligor included in the balance sheet, excluding equity exposures, fixed at 1% for all portfolios).
b) Subjective Default: when there are reasonable doubts about the entity’s ability to pay all of its debt obligations. In addition to an objective default, subjective default takes into account other indicators of probability of default such as a specific credit risk adjustment, forced restructurings, connected clients, clients in bankruptcy, among others.
Restructured asset
Policies and principles with respect to refinancing and restructuring operations
Refinancing and restructuring transactions are carried out with customers who have requested such an operation in order to meet their current loan payments if they are expected, or may be expected, to experience financial difficulty in making payments in the future.
The basic aim of a refinancing and restructuring operation is to provide the customer with a situation of financial viability over time by adapting the repayment of the loan entered into with the Group to the customer’s new situation of fund generation. The use of refinancing and restructuring for other purposes, such as to delay loss recognition, is contrary to the Group’s policies.
The Group’s refinancing and restructuring policies are based on the following general principles:
•Refinancing and restructuring is authorized according to the capacity of customers to pay the new installments. This is done by first identifying the origin of the payment difficulties and then carrying out an analysis of the customers’ viability, including an updated analysis of their economic and financial situation and capacity to pay and generate funds. If the customer is a company, the analysis also covers the situation of the industry in which it operates.
•With the aim of increasing the solvency of the operation, new guarantees and/or guarantors of demonstrable solvency are obtained where possible. An essential part of this process is an analysis of the effectiveness of both the new and original guarantees.
•This analysis is carried out from the overall customer or group perspective.
•Refinancing and restructuring operations do not in general increase the amount of the customer’s loan, except for the expenses inherent to the operation itself.
•The capacity to refinance and restructure loans is not delegated to the branches, but decided by the risk units.

•The decisions made are reviewed from time to time with the aim of evaluating full compliance with refinancing and restructuring policies.

In the case of retail customers (private individuals), the main aim of the Group’s policy on refinancing and restructuring loans is to avoid default arising from a customer’s temporary liquidity problems by implementing structural solutions that do not increase the balance of the customer’s loan. The solution required is adapted to each case and the loan repayment is facilitated, in accordance with the following principles:
•Analysis of the viability of the operations based on the customer’s willingness and ability to pay, which may be reduced, but should nevertheless be present. The customer must therefore repay at least the interest on the operation in all cases. No arrangements may be concluded that involve a grace period for both principal and interest.
•Refinancing and restructuring of operations is only allowed on those loans in which the Group originally entered into.
•Customers subject to refinancing and restructuring operations are excluded from marketing campaigns of any kind.
Under restructuring or refinancing, the cure period is defined as one year from the latter of:
•The moment of extending the restructuring measures.
•The moment when the exposure has been classified as defaulted.
•The end of the grace period included in the restructuring agreements.
Additionally, this period should not be shorter than the period during which material payment has been made by the customer.
During the cure period, facilities have a PD of 100% assigned and are classified as Stage 3.
Once the cure period for Stage 3 is finished, the contract refinancing and restructuring is transferred to Stage 2 for two additional years.
If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced with a new one due to financial difficulties of the borrower, then an assessment is made of whether the financial asset should be derecognised and ECL are measured as follows.
•If the restructuring will not result in the derecognition of the existing asset, then the expected cash flows arising from the modified financial asset are included in calculating the cash shortfalls from the existing asset.
•If the restructuring will result in the derecognition of the existing asset, then the expected fair value of the new asset is treated as the final cash flow from the existing financial asset at the time of its derecognition.
Credit-impaired financial assets
At each reporting date the Group assesses whether the financial assets carried at amortized cost and debt financial assets carried at FVOCI and finance lease receivables are credit-impaired (Stage 3).
An asset is credit-impaired if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset.
Evidence that a financial asset is credit-impaired includes observable data about the following events:
•Significant financial difficulty of the issuer or the borrower.
•A breach of contract (e.g., a default or past due event).
•A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider.
•It becomes probable that the borrower will enter bankruptcy or other financial reorganization.
•The disappearance of an active market for a security because of financial difficulties.
It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.
The definition of impaired financial assets in the Group is aligned with the definition of default previously explained.
Significant increase in credit risk
The objective of the impairment requirements is to recognize lifetime ECL for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and documented information, including that information which is forward-looking.
The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach:
•Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current operations are, at the time implementation of the standard, some simplification is made to compare the probabilities of default between the current and the original moment, based on the best information available at that moment.
•Qualitative criterion: most indicators for detecting significant risk increase are included in the Group’s systems through rating/scoring systems or macroeconomic scenarios, so quantitative analysis covers the majority of circumstances. The Group will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used.
Additionally, instruments under one of the following main circumstances are classified as Stage 2 (Qualitative criterion):
•More than 30 days past due. However this presumption can be rebutted in those cases in which the Group considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. The Group has not considered periods superior to 30 days for any of the significant portfolios.
•Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.
•Refinance or restructuring that does not show evidence of impairment.
Method for calculating ECL
The measurement of ECL must reflect:
•A considered and unbiased amount, determined by evaluating a range of possible results.
•The time value of money.
•Reasonable and documented information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.
The Group measures ECL both individually and collectively.
For significant impaired instruments the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument.
To establish which and how many clients need to be analyzed individually, the Group adopts the criteria defined by the BBVA Group, which is a relative weight in terms of total risk over the defaulted total risk of wholesale exposure and in terms of total risk over the Watch List total risk of wholesale exposure.
The scope for individual analysis is defined with the following criteria to analyze all clients with at least an asset in default and with total risk above the local threshold (200,000) or with at least an asset on the Watch List (WL) with total risk above the local threshold (900,000), meaning:
a)Stage 3 and Total Risk > 200,000;
b)Stage 2, WL and Total Risk > 900,000.
Threshold for Defaulted exposure: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 40% of the total risk of the defaulted wholesale portfolio.
Threshold for Watch List exposure: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 20% of the total risk of the Watch List wholesale portfolio.
For the collective measurement of expected losses instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, which are indicative of the payment capacity of the borrower in accordance with his contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group.
The characteristics of credit risk may consider, among others, the following factors:
•Type of instrument.
•Rating or scoring tools.
•Type of collateral.
•Period of time at default for stage 3.
•Segment.
•Qualitative criteria which can have a significant increase in risk.
ECL are derived from the following parameters:
•Probability of Default (PD): An estimate of the likelihood of default over a given time horizon.
•Exposure at Default (EAD): An estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date.
•Credit Conversion Factors (CCF): An estimate applied to off-balance sheet balances to determine the credit risk exposure in the event of a default. The Entity discloses, in the "Additional information on the credit quality of assets" section of Note 33, the estimate of credit risk exposure determined on the balances of loan commitments and financial guarantees.
•Loss Given Default (LGD): An estimate of the loss arising on default, based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from any collateral.
In the case of debt securities, the Low Default Portfolio (LDP) methodology that is used has parameters based on external ratings.
Use of present, past and future information
ECL requires incorporation of present, past and future information to detect any significant increase in risk and measure the expected loss.
ECL does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur also need to be considered, even if the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.
The approach used by the Group consists of using first the most probable scenario (baseline scenario) consistent with that used in the Group’s internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). This adjustment is applied every six months and the macro model is calibrated at least once a year. The main macroeconomic variable in each of the scenarios is Gross Domestic Product (“GDP”).
Presentation of allowance for ECL in the statement of financial position
Loss allowances for ECL are presented in the statement of financial position as follows:
•Financial assets measured at amortised cost: as a deduction from the gross carrying amount of the assets;
•Loan commitments and financial guarantee contracts: generally, as a provision; and
•Financial assets measured at FVOCI: no loss allowance is recognised in the statement of financial position because the carrying amount of these assets is their fair value. However, the loss allowance is disclosed and is recognised in the fair value reserve (OCI).
Recognition of ECL in the statement of profit or loss
The Group recognizes changes in the expected credit loss allowances as an impairment charge or release in the Consolidated Statement of Profit or Loss within “Impairment of financial assets”. It includes, the combined effect of risk parameter updates (EAD, PD and LGD), inter-stage allowances transitions, the incorporation of forward-looking guidance and the monetary effect of the adjustments by inflation.
Measurement of Expected Credit Losses (ECL)
The ECL of a financial instrument must reflect an unbiased estimate, the time value of money and a forward looking perspective (including the economic forecast).
Therefore the recognition and measurement of ECL is highly complex and involves the use of significant analysis and estimation including formulation and incorporation of forward-looking economic conditions into ECL.
Risk Parameters Adjusted by Macroeconomic Scenarios
ECL must include forward-looking macroeconomic information. The Group uses the credit risk parameters PD, LGD and EAD in order to calculate the ECL for the credit portfolios.
The Group’s methodological approach in order to incorporate the forward looking information aims to determine the relation between macroeconomic variables and risk parameters following three main steps:
•Step 1: Analysis and transformation of time series data.
•Step 2: For each dependent variable find conditional forecasting models that are economically consistent.
•Step 3: Select the best conditional forecasting model from the set of candidates defined in Step 2, based on their out of sample forecasting performance.
How economic scenarios are reflected in calculation of ECL
Based on economic theory and analysis, the macroeconomic variables most directly relevant for explaining and forecasting the selected risk parameters are:
•The net income of families, corporates or public administrations.
•The payment amounts on the principal and interest on the outstanding loans.
The Group approximates these variables by using a proxy indicator from the set included of the macroeconomic scenarios provided by the economic research department.
Only a single specific indicator can be used for each of the two variables and only key macroeconomic indicators should be chosen as the first option: a) the use of GDP Growth can be perceived as the only sufficient “factor” necessary to capture the influence of the entire macroeconomic scenario possibly relevant to internal PD; or b) the use of the most representative short-term interest rate or the exchange rate expressed in real terms.
GDP growth is preferred over any other indicator, not only because it is the most comprehensive indicator of income and economic activity, but also because it is the central variable in macroeconomic scenario generation.
Multiple scenario approach under IFRS 9
IFRS 9 requires calculating an unbiased probability weighted measurement of ECL by evaluating a range of possible outcomes, including forecasts of future economic conditions.
The BBVA Research team produces forecasts of the macroeconomic variables under the baseline scenario, which are used in the rest of the related processes of the Group, such as budgeting, the internal capital adequacy assessment process (ICAAP) and risk appetite framework, stress testing, etc.
Additionally, the BBVA Research team produces alternative scenarios to the baseline scenario so as to meet the requirements under the IFRS 9.
Alternative macroeconomic scenarios
For each of the macro-financial variables (GDP or interest rate or exchange rate), BBVA Research produces three scenarios.
Each of these scenarios corresponds to the expected value of a different area of the probabilistic distribution of the possible projections of the economic variables.
The approach of the Group consists of using the scenario that is the most likely scenario, which is the baseline scenario, consistent with the rest of internal processes (ICAAP, Budgeting) and then applying upside and downside scenarios by taking into account the weighted average of the ECL determined by each of the scenarios.
It is important to note that in general, the effect of the adjustment for the application of multiple scenarios is expected to increase the ECL. It is possible to obtain an adjustment that does not have that effect whenever the correlation between macroeconomic scenarios and losses is linear; however, it is not expected that it will reduce the ECL.
h)Write-off
Loans and debt securities are written off (either partially or in full) when there is no reasonable expectation of recovering the financial asset in its entirety or a portion thereof. This is generally the case when the Group determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. This assessment is carried out at the individual asset level.
Recoveries of amounts previously written off are included in the Consolidated Statement of Profit or Loss.
Financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.
i)Offsetting
Financial assets and financial liabilities are offset and net amounts presented in the statement of financial position when, and only when, the Group has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
Income and expenses are presented on a net basis only when permitted under IFRS-IASB, or for gains and losses arising from a group or similar transactions such as in the Group’s trading activity.
Financial assets and liabilities
2.3.4. Financial assets and liabilities
a)Initial recognition and measurement
The Group initially recognizes loans, deposits, debt securities issued and liabilities on the date on which they are originated. All other financial instruments (including ordinary course purchases and sales of financial assets) are recognized on the trade date, which is the date when the Group becomes party to the contractual provisions of the instrument.
The Group recognizes purchases of financial instruments with the commitment to resell at a certain price as a loan granted in the line “Reverse repurchase agreements” in the Consolidated Statement of Financial Position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method.
Financial assets and financial liabilities are initially recognized at fair value. Instruments not measured at fair value through profit or loss (FVTPL) are recognized at fair value plus (in the case of assets) or minus (in the case of liabilities) the transaction costs directly attributable to the acquisition of the asset or the issuance of the liability.
The transaction price is usually the best evidence of fair value for initial recognition.
However, if the Group determines that the fair value at initial recognition is different than the consideration received or paid, when the fair value is classified as Level 1 or 2, the financial instrument is initially recognized at fair value and the difference is recognized in profit or loss. If the fair value at initial recognition is classified as Level 3, the difference between the fair value and the consideration is deferred. The Bank shall recognize that deferred profit or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability. The aforementioned difference, which mainly relates to credit card transactions, is recognized in profit or loss as "Loss on initial recognition of loans bearing below market interest rate" within "Other operating expenses" in the consolidated statement of profit or loss. Subsequently, these assets are measured at amortized cost using the effective interest rate method.
b)Classification of financial assets
On initial recognition, financial assets are classified as measured at amortized cost, fair value through Other Comprehensive Income (FVOCI) or fair value through profit or loss (FVTPL).
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
•The asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•The contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.
A financial asset is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:
•The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•The contractual terms of the financial asset give rise to cash flows that are SPPI on the principal amount outstanding.
For a financial asset measured at FVOCI, gains and losses are recognised in OCI, except for the following, which are recognised in profit or loss in the same manner as for financial assets measured at amortised cost:
•Interest revenue using the effective interest method;
•Expected credit losses (“ECL”) and reversals; and
•Foreign exchange gains and losses.
When a financial asset measured at FVOCI is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss.
On initial recognition of an equity investment that is not held for trading, the Bank may irrevocably elect to, for each individual instrument, present subsequent changes in fair value in OCI. Gains and losses on such equity instruments are never reclassified to profit or loss and no impairment is recognised in profit or loss. Dividends are recognised in profit or loss unless they clearly represent a recovery of part of the cost of the investment, in which case they are recognised in OCI. Cumulative gains and losses recognised in OCI are transferred to retained earnings on disposal of an investment.
On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVOCI or at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
All other financial assets are classified as measured at FVTPL. This category includes derivative financial instruments.
Business model assessment
The Group makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:
•The stated policies and objectives for the portfolio and the operation of those policies in practice. In particular, if Management focuses on the profit that arises from contractual interests,
•How the performance of the portfolio is evaluated and reported to the Group’s management,
•The risks that affect the performance of the business model and how those risks are managed,
•How managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and
•The frequency, volume and timing of sales in prior periods, the reasons for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Group’s stated objective for managing the financial assets is achieved and how cash flows are realized.
Financial assets that are held for trading and whose performance is evaluated on a fair value basis are measured at FVTPL because they are neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.
Assessment of whether contractual cash flows are SPPI
For the purpose of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs as well as profit margin. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.
In making the assessment, the Group considers:
•Contingent events that would change the amount and timing of cash flows;
•Leverage features;
•Prepayment and extension terms;
•Terms that limit the Bank’s claim to cash flows from specified assets; and
•Features that modify consideration of the time value of money (e.g. periodical reset of interest rate).
Reclassification
Financial assets are not reclassified after their initial recognition, except for a change in the Group’s business models. Financial liabilities are not reclassified.
As of December 31, 2025 and 2024, there were no changes to our business model.
c)Classification of financial liabilities
The Group classifies its financial liabilities, other than derivatives, financial guarantees and liabilities at fair value through profit or loss as measured at amortized cost.
Financial liabilities held for trading and derivative financial instruments are measured at FVTPL.
Financial liabilities held for trading have been acquired or incurred principally for the purpose of selling or repurchasing in the near term, or held as part of a portfolio that is managed together for short-term profit or position taking. Trading liabilities are initially recognised and subsequently measured at fair value in the Consolidated Statement of Financial Position, with transaction costs recognised in profit or loss. All changes in fair value are recognised as part of net trading income in profit or loss.
Financial guarantees are contracts that require the Group to make specified payments to reimburse the holder for a loss that it incurs because a specified debtor fails to make payment when it is due in accordance with the terms of a financial asset.
Financial guarantees issued are initially recognized at fair value, and subsequently are measured at the higher of this amortized amount and the present value of any expected payment to settle the liability when a payment under the contract has become probable.
The Group recognizes sales of financial instruments with the commitment of non-optional repurchase at a certain price (repos) as a financing received in the line “Repo transactions” in the Consolidated Statement of Financial Position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method and is accounted for in the line “Interest expenses” in the Consolidated Statement of Profit or Loss.
d)Measurement at amortized cost
The amortized cost of a financial asset or liability is the amount of its initial recognition less the capital reimbursements, plus or less the amortization, using the effective interest method, of any difference between the initial amount and the amount at maturity. In the case of financial assets, it also includes any impairment.
e)Modifications of financial assets and financial liabilities
i)Financial assets
If the terms of a financial asset are modified, then the Group evaluates whether the cash flows of the modified asset are substantially different.
If the cash flows are substantially different, then the contractual rights to cash flows from the original financial asset are deemed to have expired. In this case, the original financial asset is derecognised and a new financial asset is recognised at fair value plus any eligible transaction costs. Any fees received as part of the modification are accounted for as follows:
•Fees that are considered in determining the fair value of the new asset and fees that represent reimbursement of eligible transaction costs are included in the initial measurement of the asset; and
•Other fees are included in profit or loss as part of the gain or loss on derecognition.
If cash flows are modified when the borrower is in financial difficulties, then the objective of the modification is usually to maximize recovery of the original contractual terms rather than to originate a new asset with substantially different terms. If the Group plans to modify a financial asset in a way that would result in forgiveness of cash flows, then it first considers whether a portion of the asset should be written off before the modification takes place. This approach impacts the result of the quantitative evaluation and the derecognition criteria are not usually met in such cases.
If the modification of a financial asset measured at amortised cost or FVOCI does not result in derecognition of the financial asset, then the Group first recalculates the gross carrying amount of the financial asset using the original effective interest rate of the asset and recognizes the resulting adjustment as a modification gain or loss in profit or loss. For floating-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs or fees incurred and fees received as part of the modification adjust the gross carrying amount of the modified financial asset and are amortised over the remaining term of the modified financial asset.
If such a modification is carried out because of financial difficulties of the borrower, then the gain or loss is presented together with impairment losses. In other cases, it is presented as interest income calculated using the effective interest rate method.
ii)Financial liabilities
The Group derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value. The difference between the carrying amount of the financial liability derecognized and consideration paid is recognised in profit or loss. Consideration paid includes non-financial assets transferred, if any, and the assumption of liabilities, including the new modified financial liability.
If the modification of a financial liability is not accounted for as derecognition, then the amortised cost of the liability is recalculated by discounting the modified cash flows at the original effective interest rate and the resulting gain or loss is recognised in profit or loss. For floating-rate financial liabilities, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification. Any costs and fees incurred are recognised as an adjustment to the carrying amount of the liability and amortised over the remaining term of the modified financial liability by re-computing the effective interest rate on the instrument.
f)Derecognition of financial assets and liabilities
i)Financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
On derecognition of a financial asset, the difference between the carrying amount of the asset (or the carrying amount allocated to the portion of the asset derecognized) and the sum of (i) the consideration received (including any new asset obtained less any new liability assumed) and (ii) any cumulative gain or loss that had been recognized in OCI is recognised in profit or loss.
Any cumulative gain/loss recognised in OCI in respect of equity investment securities designated as at FVOCI is not recognised in profit or loss on derecognition of such securities. Any interest in transferred financial assets that qualify for derecognition that is created or retained by the Group is recognised as a separate asset or liability.
The Group enters into transactions whereby it transfers assets recognised on its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets or a portion of them. In such cases, the transferred assets are not derecognized. Examples of such transactions are securities lending and sale-and-repurchase transactions.
When assets are sold to a third party with a concurrent total rate of return swap on the transferred assets, the transaction is accounted for as a secured financing transaction similar to sale-and-repurchase transactions, because the Group retains all or substantially all of the risks and rewards of ownership of such assets.
In transactions in which the Group neither retains nor transfers substantially all of the risks and rewards of ownership of a financial asset and it retains control over the asset, the Group continues to recognise the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.
In certain transactions, the Group retains the obligation to service the transferred financial asset for a fee. The transferred asset is derecognized if it meets the derecognition criteria. An asset or liability is recognised for the servicing contract if the servicing fee is more than adequate (asset) or is less than adequate (liability) for performing the servicing.
ii)Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expire.
g)Impairment of financial assets
The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value with changes in other comprehensive income, except for investments in equity instruments. Likewise, all the financial instruments valued at fair value through profit and loss are excluded from the impairment model.
The standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions with no significant increase in credit risk since their initial recognition and not impaired for which a 12-month ECL is recognised (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition but which are not credit-impaired (Stage 2) for which a lifetime ECL is recognised; and the third category which is for impaired financial assets where one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred (Stage 3).
The calculation of the allowances for credit risk in each of these three categories are done differently following concepts of expected loss:
•Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements, applicable for financial assets classified as Stage 1; and
•Lifetime Expected Credit Losses of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument, applicable for financial assets classified as Stage 2 and 3.
All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis.
The Group has applied the following definitions in accordance with IFRS 9:
Definition of Default
It will be consider that a default can occur when one or both of the following conditions are met:
a) Objective Default: the obligor has material past due balances for more than 90 consecutive days with respect to any credit obligation. Materiality is defined by an absolute threshold (maximum amount of the sum of all past due amounts fixed in local currency at 30 thousand pesos for retail portfolios and 151 thousand pesos for wholesale portfolios) and a relative threshold (percentage reflecting the past due amount in relation to the total amount of all exposures to the obligor included in the balance sheet, excluding equity exposures, fixed at 1% for all portfolios).
b) Subjective Default: when there are reasonable doubts about the entity’s ability to pay all of its debt obligations. In addition to an objective default, subjective default takes into account other indicators of probability of default such as a specific credit risk adjustment, forced restructurings, connected clients, clients in bankruptcy, among others.
Restructured asset
Policies and principles with respect to refinancing and restructuring operations
Refinancing and restructuring transactions are carried out with customers who have requested such an operation in order to meet their current loan payments if they are expected, or may be expected, to experience financial difficulty in making payments in the future.
The basic aim of a refinancing and restructuring operation is to provide the customer with a situation of financial viability over time by adapting the repayment of the loan entered into with the Group to the customer’s new situation of fund generation. The use of refinancing and restructuring for other purposes, such as to delay loss recognition, is contrary to the Group’s policies.
The Group’s refinancing and restructuring policies are based on the following general principles:
•Refinancing and restructuring is authorized according to the capacity of customers to pay the new installments. This is done by first identifying the origin of the payment difficulties and then carrying out an analysis of the customers’ viability, including an updated analysis of their economic and financial situation and capacity to pay and generate funds. If the customer is a company, the analysis also covers the situation of the industry in which it operates.
•With the aim of increasing the solvency of the operation, new guarantees and/or guarantors of demonstrable solvency are obtained where possible. An essential part of this process is an analysis of the effectiveness of both the new and original guarantees.
•This analysis is carried out from the overall customer or group perspective.
•Refinancing and restructuring operations do not in general increase the amount of the customer’s loan, except for the expenses inherent to the operation itself.
•The capacity to refinance and restructure loans is not delegated to the branches, but decided by the risk units.

•The decisions made are reviewed from time to time with the aim of evaluating full compliance with refinancing and restructuring policies.

In the case of retail customers (private individuals), the main aim of the Group’s policy on refinancing and restructuring loans is to avoid default arising from a customer’s temporary liquidity problems by implementing structural solutions that do not increase the balance of the customer’s loan. The solution required is adapted to each case and the loan repayment is facilitated, in accordance with the following principles:
•Analysis of the viability of the operations based on the customer’s willingness and ability to pay, which may be reduced, but should nevertheless be present. The customer must therefore repay at least the interest on the operation in all cases. No arrangements may be concluded that involve a grace period for both principal and interest.
•Refinancing and restructuring of operations is only allowed on those loans in which the Group originally entered into.
•Customers subject to refinancing and restructuring operations are excluded from marketing campaigns of any kind.
Under restructuring or refinancing, the cure period is defined as one year from the latter of:
•The moment of extending the restructuring measures.
•The moment when the exposure has been classified as defaulted.
•The end of the grace period included in the restructuring agreements.
Additionally, this period should not be shorter than the period during which material payment has been made by the customer.
During the cure period, facilities have a PD of 100% assigned and are classified as Stage 3.
Once the cure period for Stage 3 is finished, the contract refinancing and restructuring is transferred to Stage 2 for two additional years.
If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced with a new one due to financial difficulties of the borrower, then an assessment is made of whether the financial asset should be derecognised and ECL are measured as follows.
•If the restructuring will not result in the derecognition of the existing asset, then the expected cash flows arising from the modified financial asset are included in calculating the cash shortfalls from the existing asset.
•If the restructuring will result in the derecognition of the existing asset, then the expected fair value of the new asset is treated as the final cash flow from the existing financial asset at the time of its derecognition.
Credit-impaired financial assets
At each reporting date the Group assesses whether the financial assets carried at amortized cost and debt financial assets carried at FVOCI and finance lease receivables are credit-impaired (Stage 3).
An asset is credit-impaired if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset.
Evidence that a financial asset is credit-impaired includes observable data about the following events:
•Significant financial difficulty of the issuer or the borrower.
•A breach of contract (e.g., a default or past due event).
•A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider.
•It becomes probable that the borrower will enter bankruptcy or other financial reorganization.
•The disappearance of an active market for a security because of financial difficulties.
It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.
The definition of impaired financial assets in the Group is aligned with the definition of default previously explained.
Significant increase in credit risk
The objective of the impairment requirements is to recognize lifetime ECL for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and documented information, including that information which is forward-looking.
The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach:
•Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current operations are, at the time implementation of the standard, some simplification is made to compare the probabilities of default between the current and the original moment, based on the best information available at that moment.
•Qualitative criterion: most indicators for detecting significant risk increase are included in the Group’s systems through rating/scoring systems or macroeconomic scenarios, so quantitative analysis covers the majority of circumstances. The Group will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used.
Additionally, instruments under one of the following main circumstances are classified as Stage 2 (Qualitative criterion):
•More than 30 days past due. However this presumption can be rebutted in those cases in which the Group considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. The Group has not considered periods superior to 30 days for any of the significant portfolios.
•Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.
•Refinance or restructuring that does not show evidence of impairment.
Method for calculating ECL
The measurement of ECL must reflect:
•A considered and unbiased amount, determined by evaluating a range of possible results.
•The time value of money.
•Reasonable and documented information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.
The Group measures ECL both individually and collectively.
For significant impaired instruments the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument.
To establish which and how many clients need to be analyzed individually, the Group adopts the criteria defined by the BBVA Group, which is a relative weight in terms of total risk over the defaulted total risk of wholesale exposure and in terms of total risk over the Watch List total risk of wholesale exposure.
The scope for individual analysis is defined with the following criteria to analyze all clients with at least an asset in default and with total risk above the local threshold (200,000) or with at least an asset on the Watch List (WL) with total risk above the local threshold (900,000), meaning:
a)Stage 3 and Total Risk > 200,000;
b)Stage 2, WL and Total Risk > 900,000.
Threshold for Defaulted exposure: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 40% of the total risk of the defaulted wholesale portfolio.
Threshold for Watch List exposure: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 20% of the total risk of the Watch List wholesale portfolio.
For the collective measurement of expected losses instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, which are indicative of the payment capacity of the borrower in accordance with his contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group.
The characteristics of credit risk may consider, among others, the following factors:
•Type of instrument.
•Rating or scoring tools.
•Type of collateral.
•Period of time at default for stage 3.
•Segment.
•Qualitative criteria which can have a significant increase in risk.
ECL are derived from the following parameters:
•Probability of Default (PD): An estimate of the likelihood of default over a given time horizon.
•Exposure at Default (EAD): An estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date.
•Credit Conversion Factors (CCF): An estimate applied to off-balance sheet balances to determine the credit risk exposure in the event of a default. The Entity discloses, in the "Additional information on the credit quality of assets" section of Note 33, the estimate of credit risk exposure determined on the balances of loan commitments and financial guarantees.
•Loss Given Default (LGD): An estimate of the loss arising on default, based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from any collateral.
In the case of debt securities, the Low Default Portfolio (LDP) methodology that is used has parameters based on external ratings.
Use of present, past and future information
ECL requires incorporation of present, past and future information to detect any significant increase in risk and measure the expected loss.
ECL does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur also need to be considered, even if the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.
The approach used by the Group consists of using first the most probable scenario (baseline scenario) consistent with that used in the Group’s internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). This adjustment is applied every six months and the macro model is calibrated at least once a year. The main macroeconomic variable in each of the scenarios is Gross Domestic Product (“GDP”).
Presentation of allowance for ECL in the statement of financial position
Loss allowances for ECL are presented in the statement of financial position as follows:
•Financial assets measured at amortised cost: as a deduction from the gross carrying amount of the assets;
•Loan commitments and financial guarantee contracts: generally, as a provision; and
•Financial assets measured at FVOCI: no loss allowance is recognised in the statement of financial position because the carrying amount of these assets is their fair value. However, the loss allowance is disclosed and is recognised in the fair value reserve (OCI).
Recognition of ECL in the statement of profit or loss
The Group recognizes changes in the expected credit loss allowances as an impairment charge or release in the Consolidated Statement of Profit or Loss within “Impairment of financial assets”. It includes, the combined effect of risk parameter updates (EAD, PD and LGD), inter-stage allowances transitions, the incorporation of forward-looking guidance and the monetary effect of the adjustments by inflation.
Measurement of Expected Credit Losses (ECL)
The ECL of a financial instrument must reflect an unbiased estimate, the time value of money and a forward looking perspective (including the economic forecast).
Therefore the recognition and measurement of ECL is highly complex and involves the use of significant analysis and estimation including formulation and incorporation of forward-looking economic conditions into ECL.
Risk Parameters Adjusted by Macroeconomic Scenarios
ECL must include forward-looking macroeconomic information. The Group uses the credit risk parameters PD, LGD and EAD in order to calculate the ECL for the credit portfolios.
The Group’s methodological approach in order to incorporate the forward looking information aims to determine the relation between macroeconomic variables and risk parameters following three main steps:
•Step 1: Analysis and transformation of time series data.
•Step 2: For each dependent variable find conditional forecasting models that are economically consistent.
•Step 3: Select the best conditional forecasting model from the set of candidates defined in Step 2, based on their out of sample forecasting performance.
How economic scenarios are reflected in calculation of ECL
Based on economic theory and analysis, the macroeconomic variables most directly relevant for explaining and forecasting the selected risk parameters are:
•The net income of families, corporates or public administrations.
•The payment amounts on the principal and interest on the outstanding loans.
The Group approximates these variables by using a proxy indicator from the set included of the macroeconomic scenarios provided by the economic research department.
Only a single specific indicator can be used for each of the two variables and only key macroeconomic indicators should be chosen as the first option: a) the use of GDP Growth can be perceived as the only sufficient “factor” necessary to capture the influence of the entire macroeconomic scenario possibly relevant to internal PD; or b) the use of the most representative short-term interest rate or the exchange rate expressed in real terms.
GDP growth is preferred over any other indicator, not only because it is the most comprehensive indicator of income and economic activity, but also because it is the central variable in macroeconomic scenario generation.
Multiple scenario approach under IFRS 9
IFRS 9 requires calculating an unbiased probability weighted measurement of ECL by evaluating a range of possible outcomes, including forecasts of future economic conditions.
The BBVA Research team produces forecasts of the macroeconomic variables under the baseline scenario, which are used in the rest of the related processes of the Group, such as budgeting, the internal capital adequacy assessment process (ICAAP) and risk appetite framework, stress testing, etc.
Additionally, the BBVA Research team produces alternative scenarios to the baseline scenario so as to meet the requirements under the IFRS 9.
Alternative macroeconomic scenarios
For each of the macro-financial variables (GDP or interest rate or exchange rate), BBVA Research produces three scenarios.
Each of these scenarios corresponds to the expected value of a different area of the probabilistic distribution of the possible projections of the economic variables.
The approach of the Group consists of using the scenario that is the most likely scenario, which is the baseline scenario, consistent with the rest of internal processes (ICAAP, Budgeting) and then applying upside and downside scenarios by taking into account the weighted average of the ECL determined by each of the scenarios.
It is important to note that in general, the effect of the adjustment for the application of multiple scenarios is expected to increase the ECL. It is possible to obtain an adjustment that does not have that effect whenever the correlation between macroeconomic scenarios and losses is linear; however, it is not expected that it will reduce the ECL.
h)Write-off
Loans and debt securities are written off (either partially or in full) when there is no reasonable expectation of recovering the financial asset in its entirety or a portion thereof. This is generally the case when the Group determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. This assessment is carried out at the individual asset level.
Recoveries of amounts previously written off are included in the Consolidated Statement of Profit or Loss.
Financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.
i)Offsetting
Financial assets and financial liabilities are offset and net amounts presented in the statement of financial position when, and only when, the Group has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
Income and expenses are presented on a net basis only when permitted under IFRS-IASB, or for gains and losses arising from a group or similar transactions such as in the Group’s trading activity.
Investments in joint ventures and associates
2.3.5. Investments in joint ventures and associates
An associate is an entity over which the Group has a significant influence but not control over its financial and operating policies. Significant influence is presumed to exist when the Group holds between 20 and 50 percent of the voting power of another entity. A joint venture is an arrangement in which the Group has joint control whereby the Group has rights to the net assets of the arrangement rather than rights to its assets and obligations for its liabilities.
Investments in associates and joint ventures are initially recognized at cost, which includes transaction costs, and subsequently accounted for using the equity method.
The consolidated financial statements include the Group’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence or joint control commences until the date that significant influence ceases.
When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Group has an obligation or has made payments on behalf of the investee.
Business combination
A business combination is a transaction, or any other deal, by which the Group obtains control over one or more businesses, accounting for by applying the “acquisition method”.
According to this method, the acquirer has to recognize the assets acquired and the liabilities and contingent liabilities assumed, including those that the acquired entity had not accounted for. The method involves the measurement of the consideration paid or delivered for the business combination and its allocation to the assets, liabilities and contingent liabilities measured according to their fair value, at the acquisition date, as well as the recognition of any non-controlling participation (minority interests) that may arise from the transaction.
The acquirer shall recognize an asset in the consolidated balance sheet under the heading “Intangible assets - Goodwill” if on the acquisition date there is a positive difference between:
•the sum of the consideration paid, the amount of all the minority interests and the fair value of the stock previously held in the acquired business; and
•the fair value of the assets acquired and liabilities assumed.
Goodwill is initially measured at cost (the excess of the sum of the consideration transferred and the amount recognized for the non-controlling interest and any previously held interest over the net identifiable value of the acquired assets and assumed liabilities). After initial recognition, goodwill is measured at cost less any accumulated impairment losses in accordance with item 2.3.12, Impairment of non-financial assets.
If the difference is negative, that is, if the fair value of the acquired assets and assumed liabilities exceeds the sum of the consideration given, the Entity shall reassess whether it has correctly identified all the acquired assets and all the assumed liabilities and shall review the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of the net assets acquired over the sum of the consideration transferred, then the gain is recognized in profit or loss (“Shared of profit or loss of entities accounted using the equity method”).
In accordance with IFRS 3, in each business combination, the non-controlling interest in the acquiree may be measured in one of two ways: (i) at fair value at the acquisition date or (ii) at the amount representing the minority proportionate interest in the acquiree's identifiable net assets measured at fair value at the acquisition date. The BBVA Group has always opted for the second method.

Property and equipment
2.3.6. Property and equipment
Property and equipment items are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any.
The cost includes the spot purchase price and expenses directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating as intended by Management.
At the transition date to IFRS on January 1, 2017 the Group considered as the deemed cost of its real estate the fair value at that date determined through technical appraisals.
If significant parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.
Any gains or losses on disposal of an item of property and equipment are recognized net within other income in profit or loss. Subsequent expenses are only capitalized if they are likely to provide future economic benefits for the Group. Ongoing repairs and maintenance are expensed as incurred.
Depreciation is calculated using the straight line method over the estimated useful lives of the assets, and is recognized in profit or loss in the heading “Depreciation and amortization” on the consolidated statement of profit or loss.
The estimated useful lives of significant items of property and equipment are as follows:
•Buildings: as informed in the technical appraisal corresponding to each one.
•Furniture and facilities: 10 years.
•Equipment: 3-5 years.
•Automobiles: 5 years.
Depreciation methods and useful lives are reviewed at each reporting date and adjusted prospectively, if necessary. As a non-monetary asset, this item is adjusted for inflation.
Investment properties
2.3.7. Investment properties
Investment properties are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any.
The cost includes the spot purchase price and expenses directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating as intended by Management.
At the transition date to IFRS on January 1, 2017 the Group considered as deemed cost of its investment properties the fair value at that date determined through technical appraisals.
Any gains or losses on disposal of investment property (calculated as the difference between the net proceeds from disposal and the carrying amount of the item) are recognized in profit or loss.
When the use of a property changes such that it is reclassified as property and equipment, its fair value at the date of reclassification becomes its cost for subsequent accounting.
The estimated useful lives of investment properties are as informed in the respective technical appraisal. Depreciation is calculated using the straight-line method during the estimated useful lives of the assets and is recognized in the Consolidated Statement of Income under “Depreciation and amortization”.
Depreciation methods and useful lives are reviewed at each reporting date and adjusted prospectively, if necessary. As a non-monetary asset, this item is adjusted for inflation.
For the purposes of the depreciation calculation, the guidelines described in 2.3.6. are followed.

Leases
2.3.8. Leases
IFRS 16 introduces a single lessee accounting model, requiring that lessees recognize the asset related to the right of use of the leased asset and a lease liability representing the obligation to make lease payments. The Entity has opted to apply the exceptions related to the recognition of short-term leases and leases where the underlying asset is of low value.
As to the lessor’s accounting, IFRS 16 substantially keeps the requirements of IAS 17. Therefore, lessors continue classifying leases as operating or finance, and each of them is recognized differently.
The Group recognizes the right of use as an asset and the lease liability as a liability, mainly related to the leases of offices in its branch network.
As of December 31, 2025, the Entity had not entered into agreements related to variable lease payments. As of such date, there were no leases that had not yet commenced, pursuant to which the Entity had undertaken commitments, and which enter into force in subsequent years.
Below is a detail of the accounting policies:
•Contracts that contain a lease
At the beginning of the contract, the Group evaluates whether a contract is, or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
•Leases where the Group is the lessor
When the Group acts as lessor, at the beginning of the contract the Group determines whether it is a finance or an operating lease.
To classify each lease, the Group evaluates if it transfers substantially all the risks and rewards incidental to the ownership of the leased asset. If so, it classifies it as a finance lease, otherwise, it is an operating lease.

In a finance lease, the leased asset is derecognized and recognized as a receivable for an amount equivalent to the net investment in the lease under “Loans and advances to customers”.
Lease payments included in the measurement of the net investment are:
•Fixed payments, including payments that are substantially fixed;
•Variable payments, which depend on a rate or index, initially measured applying the rate or index as of the lease commencement date;
•Any amounts expected to be collected as guaranteed residual value;
•The exercise price of call options, if it is reasonably certain that they will be exercised; and
•Any penalties for early termination, if it is reasonably certain that the contract will be terminated early.
Collections received under a finance lease are broken down into interest and the reduction of the net investment in the lease. Interest is recognized over the lease term applying an effective interest rate. Contingent leases are not considered in determining the net investment in the lease.
In an operating lease, the leased asset (generally investment property) is not derecognized, and the collection received is recognized as income applying the straight-line method.
•Leases where the Group is the lessee
The Group recognizes the right of use of the leased asset and the lease liability at the beginning of the contract. The right of use is initially measured at cost, which includes the initial amount of the lease liability adjusted for any lease payments made before the beginning of the contract, plus initial direct costs incurred and an estimate of the costs for dismantling or restoring the underlying asset, less any incentives received.
The right of use of the leased asset is then depreciated on a straight-line basis from the beginning of the contract to the expiration of the lease term.
The lease liability is initially measured at the present value of the lease payments that were not paid at the beginning of the contract, discounted using the BBVA Group’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability include the following items:
•Fixed payments, including payments that are substantially fixed;
•Variable payments, which depend on a rate or index, initially measured applying the rate or index as of the lease commencement date;
•Any amounts expected to be paid as guaranteed residual value;
•The exercise price of call options, if it is reasonably certain that they will be exercised;
•Any amounts expected to be paid for renewal periods if it is reasonably certain that the renewal options will be exercised; and
•Any penalties for early termination, if it is reasonably certain that the contract will be early terminated.
The lease liability is measured at amortized cost, using the effective interest rate method. It is remeasured when there is a change in future lease payments due to a change in the rate or index, in the amounts that the Group is expected to pay as guaranteed residual value or if the Group changes the evaluation as regards whether it will exercise a call, renewal or early termination option. When the lease liability is remeasured; the relevant adjustment is recognized in the right of use of the leased asset.
Lease liabilities denominated in US dollars are translated into the functional currency at the spot exchange rate at the reporting date. Foreign currency differences arising from translation are recognized in profit or loss.
The Group has elected not to recognize right of use assets and liabilities for lease of low-value and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Intangible assets
2.3.9. Intangible assets
Intangible assets include the information systems costs of acquisition and implementation, which are measured at cost less accumulated amortization and impairments, if any.
Subsequent expenses related to information systems are only capitalized if the economic benefits of the related asset increase. All other expenses are recognized as incurred.
Information systems are amortized using the straight line method over their estimated useful life of 5 years and are recognized in profit or loss in the heading “Depreciation and amortization” on the Consolidated Statement of Profit or Loss.
Amortization methods and the estimated useful lives are reviewed at each reporting date and adjusted prospectively, if necessary. As a non-monetary asset, this item is adjusted for inflation.
Other assets
2.3.10. Other assets
Foreclosed assets
Assets acquired as security for loans are measured at fair value at the date on which the Entity becomes the owner thereof, and any differences with the accounting balance of the related loan are recognized in profit or loss. The subsequent valuation will be based on the acquired asset.
Rest of other assets
Other assets (prepayments, advances to personnel, tax advances, advances to suppliers of goods, among others) are booked when the right to collect or receive consideration is earned and are valued at amortized cost less impairment losses.

Non-current assets held-for-sale
2.3.11.Non- current assets held-for-sale
Assets are classified as held-for-sale if it is highly likely that they will be recovered, mainly through their sale, which is estimated to occur within the twelve months following the date of their classification as such.
These assets are measured at the lower of their carrying amount and their fair value less the cost of disposal.
As a non-monetary asset, this item was adjusted for inflation.
Once classified as held-for-sale, property and equipment are no longer depreciated and any equity-accounted investee is no longer equity accounted.
Impairment of non-financial assets
2.3.12. Impairment of non-financial assets
At each reporting date, the Group assesses whether there are indications that a non-financial asset may be impaired (except deferred tax assets). If there is such an indication, the asset’s recoverable value is estimated.
For the impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows for their continued use that is largely independent of the cash inflows from other assets or other cash generating units (CGU).
The “recoverable value” of an asset or CGU is the greater of its value in use and its fair value less the cost of sale. “Value in use” is based on estimated future cash flows, discounted at their present value using the pre-tax discount rate that reflects current market assessment of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
An impairment loss for goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent the carrying amount of the assets does not exceed the amount they would have been determined if the impairment loss had not been recognized.
Provisions
2.3.13. Provisions
The Group recognizes a provision if and only if the Group has a present legal or constructive obligation resulting from past events; it is probable (i.e. more likely than not) that an outflow of resources will be required to settle the obligation; and the amount payable can be estimated reliably.
To assess provisions, the existing risks and uncertainties are considered, taking into account the opinion of the Group’s external and internal legal advisors. Based on the analysis carried out, the Group recognizes a provision for the amount considered as the best estimate of the potential expense necessary to settle the present obligation at each reporting date.
The provisions recognized by the Group are reviewed at each reporting date and are adjusted to reflect the best estimate available.
Employee benefits
2.3.14.Employee benefits
a)Short-term personnel benefits
Short-term personnel benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past services provided by its personnel and the obligation can be estimated reliably.
b)Other long-term personnel benefits
The Group’s obligation in relation to long-term personnel benefits is the amount of the future benefit the employees have earned in exchange for services provided during the current and prior periods. The benefit is discounted at present value. Remeasurement is recognized in profit or loss.
c)Termination benefits
Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognizes costs for a restructuring. If benefits are not expected to be wholly settled within 12 months of the reporting date, then they are discounted.
Share capital, Share premium and Inflation adjustment to share capital and premium
2.3.15. Share capital, Share premium and Inflation adjustment to share capital and premium
The “Share capital” and “Share premium” accounts are presented at its nominal value, in accordance with current regulations, and the difference with its restated amount is presented in the complementary account “Inflation adjustment to share capital and premium”.
Transaction costs directly attributable to the issuance of ordinary shares are recognized as a reduction of the contributions received, net of the related income tax.
Interest income and expense
2.3.16. Interest income and expenses
Interest income and expenses are recognized in profit or loss using the effective interest rate method. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments and collections during the expected lifetime of the financial instrument to the gross carrying amount of the financial assets; or the amortized cost of the financial liability.
The calculation of the effective interest rate includes transaction costs, commissions and other items paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition of a financial asset or the issuance of a financial liability.
The ‘amortized cost’ of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured on initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any ECL allowance.
The ‘gross carrying amount of a financial asset’ is the amortized cost of a financial asset before adjusting for any ECL allowance.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.
However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.
Interest income and expenses presented in the Consolidated Statement of profit or loss mainly include interest on:
•Financial assets and liabilities measured at amortized cost; and
•Financial assets measured at fair value through OCI
Fee and commission income / expenses
2.3.17. Fee and commission income / expenses
This item contains income from commissions resulting from transactions with customers, mainly related to maintenance and administration fees on current and saving accounts, credit cards, securities custody and foreign exchange transactions.
Commissions, fees and similar items that are part of a financial asset or liability’s effective interest rate are included in the effective interest rate.
The breakdown of commission income and expenses is presented in Note 22 and 23 to these financial statements.
Other commission income is recognized when the related services are performed:
•at a point in time (in relation to fees for services, fees for investment funds management, sales commissions, syndication fees), or
•over the performance obligation period (in relation to annual fee for credit cards, issuance of financial guarantees).
Commission expenses are recognized in profit or loss when the related service is received.
Current and deferred income tax
2.3.18. Current and deferred income tax
Income tax expense includes the current income tax and the deferred income tax and is recognized in profit or loss, except to the extent it relates to an item recognized in OCI or directly in equity.
a)Current taxes
The current amount of tax payable (or to be recovered) is the best estimate of the amount that is expected to be paid (or to be recovered) measured at the applicable tax rate enacted or substantially enacted at the reporting date.
b)Deferred tax
Deferred income tax recognizes the tax effect of temporary differences between the carrying amounts of the assets and liabilities and the related tax bases used for tax purposes.
Deferred tax is not recognized for:
•Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that does not affect accounting nor taxable profit or loss.
•Temporary differences related to an investment in subsidiaries to the extent that is probable that it will not reverse in the foreseeable future; and
•Taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax liabilities are recognized for the tax effect of all taxable temporary differences.
Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits against which they can be used will be available. Future taxable profits are determined based on the Bank’s business plans. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that is no longer probable that the related tax benefit will be realized; while such reductions are reversed when the probability of future taxable profits improves.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it becomes probable that future taxable profit against which they can be used will be available.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.
The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met.
Segment reporting
2.3.19. Segment reporting
An operating segment is a component of the Bank that engages in business activities and from which it may earn revenues and incur expenses, including revenues and expenses relating to transactions with any of the Bank’s other components, whose operating results are regularly reviewed by the Bank’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. As of December 31, 2025 and 2024, the Group has determined that it has only one reportable segment related to banking activities.

Customer Loyalty Program
2.3.20. Customer Loyalty Program
The loyalty program offered by the Bank consists in accumulating points generated by purchases made with the credit cards, which can be exchanged by any reward available in the program platform.
While the program is managed by the Bank, it has concluded that it is acting as an agent in relation to the points and consequently the allocated transaction price consists only of the commission on the amounts paid to the principal.
The Bank concluded that the rewards to be granted originate a separate performance obligation. Therefore, at the end of each fiscal year, the Bank recognized a provision for the rewards to be granted in “Other liabilities”.
Accounting judgments, estimates and assumptions
2.4. Accounting judgments, estimates and assumptions
The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires the preparation and consideration, by the Entity’s and its subsidiaries’ Management, of significant accounting judgments, estimates and assumptions that impact in the reported balances of assets and liabilities, income and expenses, as well as in the determination and disclosure of contingent assets and liabilities as of the end of the reporting period.
The entries made are based on the best estimate of the probability of occurrence of different future events. In this sense, the uncertainties associated with the estimates and assumptions adopted may result in the future in final results that would differ from such estimates and require significant adjustments to the reported balances of the assets and liabilities affected. Accounting judgments, estimates and assumptions are reviewed on an ongoing basis and their effects are recognized prospectively.
2.4.1. Judgments
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is described in Note 2.2. Determination of the “Basis of consolidation” regarding the existence of control of other entities and Note 2.3. “Significant accounting policies” under the following headings:
•Note 2.3.4.b) – “Financial assets and liabilities - Classification of financial assets”
•Note 2.3.4.g) – “Financial assets and liabilities - Impairment of financial assets”
•Note 2.3.8. – “Leases”
•Note 2.3.12 – “Impairment of non-financial assets”
2.4.2. Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in these consolidated financial statements within the next financial year is included in the following notes:
•Note 2.3.4.g) – “Measurement of Expected Credit Losses (ECL)” regarding impairment of financial assets: establishing the criteria for determining whether credit risk on a financial asset has increased significantly since initial recognition, determining the methodology for incorporating forward-looking information into the measurement of ECL and selection and approval of models used to measure ECL.
•Note 2.3.5. "Investments in joint ventures and associates" related to business combination accounting policy and the estimates and methodology for determining the fair value of assets and liabilities of FCA Compañía Financiera S.A.
•Note 8 – “Income Tax”, regarding availability of future taxable profit against which deferred tax assets may be realized and the effect of the final resolution of uncertain tax positions.
•Note 17 – “Provisions”, regarding the likelihood, timing and amount of outflow of resources.
•Note 34 b.3) – “Valuation techniques for Levels 2 and 3”, regarding measurement of the fair value of financial instruments with observable and unobservable inputs, respectively.
2.4.3. Fair value measurement
The fair value of a financial asset or liability is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date.
The most objective and usual reference of the fair value of a financial asset or liability is the price that would be paid in an orderly, transparent and deep market, that is to say, its quoted or market price.
If it is not possible to obtain a market price, a fair value is determined using best market practice quoting techniques, such as cash flows discount based on a yields curve for the same class and type of instrument, or if there is no market curve with the same characteristics of the bond, the fair value is calculated considering the latest market price plus interest accrued until the valuation date (whichever is more representative for the security).
In line with the accounting standard, a three-level classification of financial instruments is established. This classification is mainly based on the observability of the necessary inputs to calculate that fair value, defining the following levels:
•Level 1: Financial instruments valued with quoted prices in an active market. Active market means a market that allows the observation of representative prices with sufficient frequency and daily volume.
•Level 2: Financial instruments that do not have an active market, but that may be valued through observable market inputs. Observable market inputs should be understood as such assets with market quoted prices that allow to calculate an interest rate curve or determine a credit spread.
•Level 3: Valuation using models where variables not obtained from observable market inputs are used.
Regulatory matters
2.5. Regulatory matters
2.5.1. Regulatory changes introduced during this fiscal year by the IASB
In the fiscal year beginning January 1, 2025, the following amendments to IFRS Accounting Standards became effective, which have not had a significant impact on these consolidated financial statements taken as a whole:
Amendments to IAS 21 - Lack of exchangeability:

In August 2023, the IASB issued amendments to IAS 21 relating to the “Lack of exchangeability”. The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when interchangeability is lacking. A currency is considered to be exchangeable for another currency when an entity is able to obtain the other currency without undue delay and through markets or exchange mechanisms that create enforceable rights and obligations. If a currency is not exchangeable for another currency, an entity is required to estimate the spot exchange rate at the measurement date. An entity's purpose in estimating the spot rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. The amendments state that an entity may use an unadjusted observable exchange rate or other estimation technique.
When an entity estimates a spot exchange rate because a currency is not exchangeable for another currency, it should disclose information that enables users of the financial statements to understand how the fact of that currency not being interchangeable affects, the entity's performance, financial position and cash flows.
New pronouncements	2.6. New pronouncements
The standards and interpretations applicable to the Entity, issued but with effective date after the date of these consolidated financial statements are exposed below. The Entity will adopt these standards, if applicable, when they are effective. The Entity is evaluating the impact that this amendment would have on the Consolidated Financial Statements:

IFRS 18 - Presentation and Disclosures in Financial Statements

In April 2024, the IASB issued IFRS 18 “Presentation and Disclosures in Financial Statements”, which addresses the format for the presentation of profit or loss in financial statements, performance measures defined by management and aggregation/disaggregation of disclosures. This standard will replace IAS 1 and is effective from January 1, 2027. The Entity is evaluating the impact that these amendments may have on the financial statements.

Amendments to IFRS 9 and IFRS 7 - Classification and measurement of financial instruments

In May 2024, the IASB issued amendments to the classification and measurement of financial instruments, which:

•Clarify that a financial liability is derecognized on the “settlement date,” i.e., when the related obligation is discharged, cancelled, expires or the liability otherwise qualifies for derecognition. It also introduces an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system before the settlement date if certain conditions are met.
•Clarified how to assess contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG) and other similar contingent characteristics.
•Clarified the treatment of non-recourse assets and contractually linked instruments.
•Require additional disclosures for financial assets and liabilities with contractual terms that refer to a contingent event (including those that are linked to ESG) and equity instruments classified at fair value through other comprehensive income.

These amendments are effective from January 1, 2026. The Entity is evaluating the impact that these amendments may have on the financial statements.
Improvements to IFRS Accounting Standards

In July 2024, the IASB published Annual Improvements to IFRS Accounting Standards - Volume 11. Below is a summary of the amendments made:
•IFRS 1 First-time Adoption of International Financial Reporting Standards - Hedge Accounting by a first-time adopter.
•IFRS 7 Financial Instruments: Disclosures about gain or loss on derecognition, deferred difference between fair value and transaction price, and disclosures about credit risk; amendments are also made to paragraph IG1 of the Implementation Guidance.
•IFRS 9 Financial Instruments - Derecognition of lease liabilities by the lessee. However, the amendment does not address how a lessee distinguishes between a lease modification as defined in IFRS 16 and an extinguishment of a lease liability in accordance with IFRS 9.
•IFRS 9 Financial Instruments - Transaction Price: paragraph 5.1.3 of IFRS 9 has been amended to replace the reference to “transaction price as defined by IFRS 15 Revenue from contracts with customers” with “the amount determined by applying IFRS 15”.
•IFRS 10 Consolidated Financial Statements - Determination of a “de facto agent”: paragraph B74 of IFRS 10 has been amended to clarify that the relationship described in paragraph B74 is only one example of the various relationships that could exist between the investor and other parties acting as de facto agents of the investor.
•IAS 7 Statement of Cash Flows - Cost Method: paragraph 37 of IAS 7 has been amended to replace the term “cost method” with “at cost”, following the previous deletion of the definition of “cost method”.

These amendments are effective from January 1, 2026. The Entity is evaluating the impact that these amendments may have on the financial statements.

Amendments to IFRS 9 and IFRS 7 – Power Purchase Agreements

In December 2024, the IASB issued amendments regarding nature-dependent electricity contracts, which include:

•Clarify the application of the “own use” requirements.
•Permit hedge accounting if these contracts are used as hedging instruments.
•Ad new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.

The clarifications regarding the “own use” requirements must be applied retrospectively, whereas the guidance permitting hedge accounting must be applied prospectively to new hedging relationships designated on or after the initial application date.
These amendments are effective from January 1, 2026. The Entity is evaluating the impact that these amendments may have on the financial statements.
Amendments to IAS 21 – Conversion to a Hyperinflationary Presentation Currency
In November 2025, the IASB issued amendments to IAS 21 requiring the conversion of a non-hyperinflationary functional currency to a hyperinflationary presentation currency at the closing exchange rate.
If an entity’s functional currency is the currency of a non-hyperinflationary economy, but its presentation currency is the currency of a hyperinflationary economy, its results and financial position are translated into the presentation currency by converting all amounts (i.e., assets, liabilities, equity items, income, and expenses) and all comparative data at the closing exchange rate at the date of the most recent statement of financial position. An entity whose functional and presentation currency is that of a hyperinflationary economy restates the comparative amounts of a foreign operation whose functional currency is that of a non-hyperinflationary economy by applying the general price index, in accordance with paragraph 34 of IAS 29, to the comparative figures of the foreign operation.
The amendments also introduce certain additional disclosure requirements.
These amendments are effective as of January 1, 2027. The Entity is currently evaluating the impact that of these amendments on its financial statements.